Allowance for Finance Receivable Losses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of allowance for finance receivable losses and net finance receivables by type and by impairment method

A reconciliation of the allowance for credit losses consist of the following at September 30, 2016 and December 31, 2015:

	September 30, 2016	December 31, 2015
Beginning balance, January 1	$985,375	$596,963
Provision for credit losses	$1,000,344	$1,134,518
Loans charged off	$(982,920)	$(746,106)
Ending balance	$1,002,799	$985,375
Basis of assessment:
Individually	$-	$-
Collectively	$1,002,799	$985,375

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2015	2014
Beginning balance	$596,963	$61,319
Provision for credit losses	1,134,518	614,684
Loans charged off	(746,106)	(79,040)
Ending balance	$985,375	$596,963
Basis of Assessment:
Individually	$-	$-
Collectively	$985,375	$596,963

OneMain Holdings Inc [Member]
Schedule of changes in the allowance for finance receivable losses by finance receivable type

Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Three Months Ended September 30, 2016
Balance at beginning of period	$587	$—	$20	$1	$608
Provision for finance receivable losses	261	—	2	—	263
Charge-offs	(213)	—	(4)	—	(217)
Recoveries	17	—	1	—	18
Balance at end of period	$652	$—	$19	$1	$672

Three Months Ended September 30, 2015
Balance at beginning of period	$141	$3	$41	$1	$186
Provision for finance receivable losses	61	16	2	—	79
Charge-offs	(58)	(18)	(4)	—	(80)
Recoveries	10	3	2	—	15
Other (a)	(1)	—	—	—	(1)
Balance at end of period	$153	$4	$41	$1	$199

Nine Months Ended September 30, 2016
Balance at beginning of period	$541	$4	$46	$1	$592
Provision for finance receivable losses	652	14	8	—	674
Charge-offs	(585)	(17)	(10)	(1)	(613)
Recoveries	44	3	4	1	52
Other (b)	—	(4)	(29)	—	(33)
Balance at end of period	$652	$—	$19	$1	$672

Nine Months Ended September 30, 2015
Balance at beginning of period	$132	$3	$46	$1	$182
Provision for finance receivable losses	173	53	6	1	233
Charge-offs	(179)	(61)	(15)	(2)	(257)
Recoveries	28	9	4	1	42
Other (a)	(1)	—	—	—	(1)
Balance at end of period	$153	$4	$41	$1	$199

(a)	Other consists of the elimination of allowance for finance receivable losses due to the transfer of personal loans held for investment to finance receivable held for sale on September 30, 2015.

(b)	Other consists of:

Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Year Ended December 31, 2015
Balance at beginning of period	$132	$3	$40	$1	$176
Provision for finance receivable losses	655	88	14	2	759
Charge-offs	(292)	(99)	(19)	(3)	(413)
Recoveries	47	12	6	1	66
Reduction in the carrying value of personal loans transferred to finance receivables held for sale (a)	(1)	—	—	—	(1)
Balance at end of period	$541	$4	$41	$1	$587

Year Ended December 31, 2014
Balance at beginning of period	$95	$1	$235	$2	$333
Provision for finance receivable losses	205	152	114	3	474
Charge-offs (b)	(193)	(164)	(76)	(5)	(438)
Recoveries (c)	25	14	7	1	47
Reduction in the carrying value of real estate loans transferred to finance receivables held for sale (d)	—	—	(240)	—	(240)
Balance at end of period	$132	$3	$40	$1	$176

Year Ended December 31, 2013
Balance at beginning of period	$67	$—	$114	$2	$183
Provision for finance receivable losses	130	133	265	(1)	527
Charge-offs (e)	(149)	(138)	(160)	(9)	(456)
Recoveries (f)	48	6	16	10	80
Transfers to finance receivables held for sale (g)	(1)	—	—	—	(1)
Balance at end of period	$95	$1	$235	$2	$333

(a)	During 2015, we reduced the carrying value of certain personal loans to $608 million as a result of the transfer of these finance receivables from finance receivables held for investment to finance receivables held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future.

(b)	Charge-offs during 2014 included a $4 million reduction related to a change in recognizing charge-offs of unsecured loans of customers in bankruptcy status effective mid-November 2014.

(c)	Recoveries during 2014 included $2 million of real estate loan recoveries resulting from a sale of previously charged-off real estate loans in March 2014.

(d)	During 2014, we reduced the carrying value of certain real estate loans to $6.7 billion as a result of the transfer of these loans from finance receivables held for investment to finance receivables held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future.

(e)	Effective March 31, 2013, we charge off to the allowance for finance receivable losses personal loans that are 180 days past due. Previously, we charged-off to the allowance for finance receivable losses personal loans on which payments received in the prior six months totaled less than 5% of the original loan amount. As a result of this change, we recorded $13 million of additional charge-offs in March 2013.

(f)	Recoveries in 2013 included $37 million ($23 million of personal loan recoveries, $9 million of real estate loan recoveries, and $5 million of retail sales finance recoveries) resulting from a sale of previously charged-off finance receivables in June 2013, net of a $4 million adjustment for the subsequent buyback of certain finance receivables.

(g)	During the fourth quarter of 2013, we decreased the allowance for finance receivable losses as a result of the transfer of $18 million of personal loans of our lending operations in Puerto Rico from finance receivables held for investment to finance receivables held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future.

Schedule of carrying amount charged-off for purchased credit impaired loans

The carrying value charged-off for purchased credit impaired loans was as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Charged-off against provision for finance receivable losses:
OM Loans	$30	$—	$—
SCP Loans	21	48	72
FA Loans gross charge-offs *	1	15	42

*	Represents additional impairment recognized, subsequent to the establishment of the pools of purchased credit impaired loans, related to loans that have been foreclosed and transferred to real estate owned status.

Schedule of allowance for finance receivable losses and net finance receivables by type and by impairment method

The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

September 30, 2016
Allowance for finance receivable losses:
Collectively evaluated for impairment	$574	$—	$—	$1	$575
Purchased credit impaired finance receivables	29	—	8	—	37
TDR finance receivables	49	—	11	—	60
Total	$652	$—	$19	$1	$672

Finance receivables:
Collectively evaluated for impairment	$13,130	$—	$129	$13	$13,272
Purchased credit impaired finance receivables	409	—	24	—	433
TDR finance receivables	117	—	48	—	165
Total	$13,656	$—	$201	$13	$13,870

Allowance for finance receivable losses as a percentage of finance receivables	4.77%	—%	9.96%	3.55%	4.85%

December 31, 2015
Allowance for finance receivable losses:
Collectively evaluated for impairment	$524	$—	$—	$1	$525
Purchased credit impaired finance receivables	—	—	12	—	12
TDR finance receivables	17	4	34	—	55
Total	$541	$4	$46	$1	$592

Finance receivables:
Collectively evaluated for impairment	$12,599	$1,340	$387	$23	$14,349
Purchased credit impaired finance receivables	652	350	42	—	1,044
TDR finance receivables	44	13	109	—	166
Total	$13,295	$1,703	$538	$23	$15,559

Allowance for finance receivable losses as a percentage of finance receivables	4.07%	0.25%	8.72%	3.46%	3.81%

The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$524	$—	$—	$1	$525
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	—	—	7	—	7
Individually evaluated for impairment (TDR finance receivables)	17	4	34	—	55
Total	$541	$4	$41	$1	$587

Finance receivables:
Collectively evaluated for impairment	$12,599	$1,340	$387	$23	$14,349
Purchased credit impaired finance receivables	624	223	28	—	875
TDR finance receivables	44	13	109	—	166
Total	$13,267	$1,576	$524	$23	$15,390

Allowance for finance receivable losses as a percentage of finance receivables	4.07%	0.27%	7.93%	3.45%	3.81%

December 31, 2014
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$131	$—	$3	$1	$135
Purchased credit impaired finance receivables	—	—	5	—	5
TDR finance receivables	1	3	32	—	36
Total	$132	$3	$40	$1	$176

Finance receivables:
Collectively evaluated for impairment	$3,809	$1,629	$490	$48	$5,976
Purchased credit impaired finance receivables	—	340	30	—	370
TDR finance receivables	22	10	105	—	137
Total	$3,831	$1,979	$625	$48	$6,483

Allowance for finance receivable losses as a percentage of finance receivables	3.45%	0.14%	6.42%	1.56%	2.71%